SCHEDULE OF SUPPLEMENTAL CONSOLIDATED BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Leases
Operating lease right-of-use assets, net			$ 218,130
Operating lease right-of-use assets, net			218,130
Operating lease liabilities, non-current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Liabilities, Noncurrent	Liabilities, Noncurrent	Liabilities, Noncurrent
Operating lease right-of-use assets, net
Weighted average remaining lease terms - operating lease (months)	11 years	11 years
Weighted average discount rate - operating lease			5.875%